UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Barberry Corp.
Address:          c/o Starfire Holding Corp.
                  100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-2662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell        New York, New York     11/12/02
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   6*

Form 13F Information Table Entry Total:              9*

Form 13F Information Table Value Total:              $208,718*
                                                   (thousands)


*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number    Name

         01                28-4690        High River Limited Partnership*

         02                28-5808        Meadow Walk Limited Partnership

         03                28-            Cyprus LLC

         04                28-            Icahn & Co., Inc.*

         05                28-            Ealing, Corp.*

         06                28-            Stork Associates Limited Partnership*




                                                    FORM 13F INFORMATION TABLE
                                              AS OF SEPTEMBER 30, 2002 (SEC USE ONLY)
                                            NAME OF REPORTING MANAGER:  BARBERRY CORP.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)($)   AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                             (a)       in In-   Shared               (a)        (b)        (c)
                                                             Sole      str. V   Other                Sole       Shared     None

American         Depos-     029169109   48,123    5,347,000   X                            Sole      5,347,000
Real Estate      itory
Partners LP      Unit

GB Hldgs Inc.    Com        36150A109   11,580    4,121,033            X                   3         4,121,033

Landenburg
Thalman Financial
Servces, Inc.    Com        50575Q101      408    2,148,725        X                       1         2,148,725

Panaco Inc.      Com        698106101      989    6,545,400            X                   1         6,545,400

Philip Services  Com        718193105      810    8,104,362            X                   1         8,104,362
Corp. Del

Philip Services  Com        718193105      255    2,546,926            X                   2         2,546,926
Corp. Del

Vector Group
Ltd.             Com        92240M108   90,988    7,226,989            X                   1         7,226,989

VISX, Inc.       Com        92844S105   29,956    3,245,505            X                   1         3,245,505

VISX, Inc.       Com        92844S105   25,609    2,774,500   X                            Sole      2,774,500



                           Total:      208,718



Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.